Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill	Changes in the carrying amount of goodwill are as follows:

	December 31,
	2024	2023
Balance, beginning of year	$3,066	$2,958
Impact of foreign exchange changes	(190)	108
Balance, end of year	$2,876	$3,066